Joint Arrangements - Joint Operations (Details)	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fenja Development JV | Norway
JOINT ARRANGEMENTS
Ownership interest sold (as percent)		17.50%
Oda | Norway
JOINT ARRANGEMENTS
Ownership interest sold (as percent)		30.00%
Oil Sands | Operated by Suncor | Fort Hills Energy Limited Partnership
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business				Canada	Canada
Ownership interest (as percent)	68.76%			54.11%	54.11%
Additional interest acquired (as a percent)	14.65%
Oil Sands | Operated by Suncor | Meadow Creek
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business				Canada	Canada
Ownership interest (as percent)				75.00%	75.00%
Oil Sands | Operated by Suncor | Syncrude
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business				Canada	Canada
Ownership interest (as percent)				58.74%	58.74%
Exploration and Production | White Rose Extensions
JOINT ARRANGEMENTS
Ownership interest (as percent)			40.00%
Additional interest acquired (as a percent)			12.50%
Exploration and Production | Operated by Suncor | Terra Nova
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business				Canada	Canada
Ownership interest (as percent)				48.00%	48.00%
Exploration and Production | Non-operated | Buzzard
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business				United Kingdom	United Kingdom
Ownership interest (as percent)				29.89%	29.89%
Exploration and Production | Non-operated | Fenja Development JV
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business					Norway
Ownership interest (as percent)					17.50%
Exploration and Production | Non-operated | Hibernia and the Hibernia South Extension Unit
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business				Canada	Canada
Exploration and Production | Non-operated | Hibernia
JOINT ARRANGEMENTS
Ownership interest (as percent)				19.48%	19.48%
Exploration and Production | Non-operated | Hibernia South Extension Unit
JOINT ARRANGEMENTS
Ownership interest (as percent)				20.00%	20.00%
Exploration and Production | Non-operated | Hebron
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business				Canada	Canada
Ownership interest (as percent)				21.03%	21.03%
Exploration and Production | Non-operated | Harouge Oil Operations
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business				Libya	Libya
Ownership interest (as percent)				49.00%	49.00%
Exploration and Production | Non-operated | North Sea Rosebank Project
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business				United Kingdom	United Kingdom
Ownership interest (as percent)				40.00%	40.00%
Exploration and Production | Non-operated | Oda
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business					Norway
Ownership interest (as percent)					30.00%
Exploration and Production | Non-operated | White Rose and the White Rose Extensions
JOINT ARRANGEMENTS
Country of Incorporation and Principal Place of Business				Canada	Canada
Exploration and Production | Non-operated | White Rose
JOINT ARRANGEMENTS
Ownership interest (as percent)				38.625%	26.13%
Exploration and Production | Non-operated | White Rose Extensions
JOINT ARRANGEMENTS
Ownership interest (as percent)				40.00%	27.50%